SEGMENT REPORTING	12 Months Ended
Dec. 31, 2021
SEGMENT REPORTING
SEGMENT REPORTING

24.   SEGMENT REPORTING

Prior to December 31, 2019, the Company has determined that it operates in five operating segments: (1) Supply chain management services, (2) Express delivery services, (3) Freight delivery services ("Freight delivery"), (4) Store+ services, and (5) Others. The “Others” category principally relates to finance leasing services, cross border logistic coordination services and Ucargo transportation services.

On January 1, 2020, the Company changed its segment disclosure to separate “Others” segment into Global logistics services, Capital service and Ucargo service. In addition, the CODM added the net profit as the performance measurement when evaluating operating segments performance. The results from Store+ service business formerly reported as a separate reportable segment are reflected in the consolidated financial statements as discontinued operations, they are not reflected in the segment disclosures. As a result, the Company reported segments as six operating segments: (1) Express delivery services, (2) Freight delivery, (3) Supply chain management services (“Supply chain management”), (4) Global logistic services (“Global”), (5) Ucargo services (“Ucargo”), and (6) Capital services (“Capital”).

Since January 1, 2021, together with the strategic refocusing plan executed from late 2020, the Company combined Capital service and UCargo service into “Others” segment. In addition, the Express business was disposed in December 2021 and are reflected in the consolidated financial statements as discontinued operations, it is not reflected in the segment disclosures.  Since then, the Company reports its financial results in four operating segments: (1) Freight delivery, or the Freight segment, (2) Supply chain management, or the Supply Chain Management segment, (3) Global logistics, or the Global segment, (4) Others segment. To refocus the Company’s core segments and better present the financial results in the certain segments, prior year’s comparative figures related to Capital services revenue of RMB80,368 under “Revenue - Others” for the years ended December 31, 2019 have been reclassified to “Revenue - Freight delivery” and “Revenue - Express delivery” of RMB25,124 and RMB55,244 to conform to the current year’s presentation. Prior year’s comparative figures related to Capital services revenue of RMB68,515 under “Revenue - Others” for the years ended December 31, 2020 have been reclassified to “Revenue - Freight delivery” and “Revenue - Express delivery” of RMB19,279 and RMB49,236 to conform to the current year’s presentation.

The operating segments also represented the reporting segments. The chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer. The CODM assess the performance of the operating segments based on the measures of revenues, costs of revenues, gross profit and net profit. These changes in segment reporting aligns with the manner in which the Company’s CODM currently receives and uses financial information to allocate resource and evaluate the performance of reporting segments. Other than the information provided below, the CODM does not use any other measures by segments. The Company currently does not allocate assets to its operating segments, as the CODM does not use such information to allocate resources to or evaluate the performance of the operating segments. As most of the Company’s long-lived assets are located in the PRC and most of the Company’s revenues are derived from the PRC, no geographical information is presented. The Company retrospectively revised prior period segment information to conform to current period presentation.

24.   SEGMENT REPORTING (CONTINUED)

The table below provides a summary of the Company’s operating segment results for the years ended December 31, 2019, 2020 and 2021:

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Revenue:
Freight delivery	5,258,666	5,183,161	5,445,311	854,488
Supply chain management	2,198,271	1,912,323	1,820,239	285,635
Global	336,874	777,657	1,194,146	187,388
Others	3,130,117	2,893,014	3,347,777	525,339
Inter-segment*	(442,927)	(237,921)	(381,637)	(59,887)
Total revenue	10,481,001	10,528,234	11,425,836	1,792,963
Cost of revenue:
Freight delivery	4,944,124	5,070,567	5,567,072	873,595
Supply chain management	2,058,937	1,846,901	1,746,967	274,137
Global	371,404	875,734	1,258,802	197,534
Others	2,998,661	2,730,658	3,434,020	538,872
Inter-segment*	(445,136)	(237,908)	(381,637)	(59,887)
Total cost of revenue	9,927,990	10,285,952	11,625,224	1,824,251
Gross profit (loss):
Freight delivery	314,542	112,594	(121,761)	(19,107)
Supply chain management	139,334	65,422	73,272	11,498
Global	(34,530)	(98,077)	(64,656)	(10,146)
Others	131,456	162,356	(86,243)	(13,533)
Inter-segment*	2,209	(13)	—	—
Total gross profit (loss)	553,011	242,282	(199,388)	(31,288)
Net (loss) profit:
Freight	38,608	(188,184)	(457,451)	(71,784)
Supply Chain	(122,312)	(175,072)	(103,387)	(16,223)
Global	(167,600)	(251,511)	(267,902)	(42,040)
Others	11,804	(103,710)	(341,117)	(53,529)
Unallocated**	(172,895)	(309,957)	(94,004)	(14,751)
Total net loss from continuing operations	(412,395)	(1,028,434)	(1,263,861)	(198,327)

(*)    The inter segment eliminations mainly consist of services provided by Others to the Freight delivery services and Supply chain management services segment, for the years ended December 31, 2019, 2020 and 2021, respectively

(**)   Unallocated expenses are primarily related to the corporate general administrative expenses and other miscellaneous items that are not allocated to individual reportable segments.